UNBILLED REVENUE (Details Textual) (Hualu Engineering Technology Co., Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Hualu Engineering Technology Co., Ltd [Member]
Unbilled Revenue [Line Items]
Increase (Decrease) in Cost in Excess of Billing on Uncompleted Contract	$ 5,449
Increase in Cost in Excess of Billing on Uncompleted Contract Percentage	939.00%